RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Salaries, Benefits, And Consulting Fees	$ 347	$ 320	$ 923	$ 613
Share-based Payments	1,048	507	1,336	894
Total Key Management Personnel Compensation	$ 1,395	$ 827	$ 2,259	$ 1,507